GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 123,702	$ 131,664
Property and equipment, net	15,938		$ 17,476
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	97,128	105,073
Property and equipment, net	3,560		4,064
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	21,307	22,036
Property and equipment, net	450		1,183
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	5,267	$ 4,555
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 11,928		$ 12,229